Property and Equipment, and Prepament for Asset Acquisition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property and Equipment, and Prepament for Asset Acquisition [Abstract]
Schedule of Property and Equipment

The Company has offices and labs located in Taiwan, and a GMP manufacturing facility in Fremont, CA. Property and equipment as of March 31, 2025 and December 31, 2024 are summarized as follows:

	March 31, 2025	December 31, 2024
Land	$8,004,520	$338,966
Buildings and leasehold improvements	2,217,756	2,219,244
Machinery and equipment	1,129,804	1,131,169
Office equipment	161,384	163,448
	11,513,464	3,852,827
Less: accumulated depreciation	(3,344,718)	(3,341,739)
Property and equipment, net	$8,168,746	$511,088

The Company has offices and labs located in Taiwan, and a GMP manufacturing facility in Fremont, CA. Property and equipment as of December 31, 2024 and 2023 are summarized as follows:

	December 31, 2024	December 31, 2023
Land	$338,966	$363,416
Buildings and leasehold improvements	2,219,244	2,227,431
Machinery and equipment	1,131,169	1,138,675
Office equipment	163,448	174,797
	3,852,827	3,904,319
Less: accumulated depreciation	(3,341,739)	(3,335,041)
Property and equipment, net	$511,088	$569,278